Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TIMOTHY PLAN
Entity Central Index Key	0000916490
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000012348
Shareholder Report [Line Items]
Class Name	Class A
Trading Symbol	TCGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[1]
AssetsNet	$ 34,708,960
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 26,434
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$34,708,960
Number of Portfolio Holdings	8
Advisory Fee	$26,434
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	36.9%
Timothy Plan US Large/Mid Cap Core ETF	15.2%
Timothy Plan International Fund - Class A	11.3%
Timothy Plan US Small Cap Core ETF	10.0%
Timothy Plan International ETF	9.3%
Timothy Plan High Yield Bond Fund - Class A	8.7%
Timothy Plan High Dividend Stock ETF	7.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	42.0%
Money Market Funds	1.2%
Open End Funds	56.8%

C000012350
Shareholder Report [Line Items]
Class Name	Class C
Trading Symbol	TCVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%	[2]
AssetsNet	$ 34,708,960
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 26,434
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$34,708,960
Number of Portfolio Holdings	8
Advisory Fee	$26,434
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	36.9%
Timothy Plan US Large/Mid Cap Core ETF	15.2%
Timothy Plan International Fund - Class A	11.3%
Timothy Plan US Small Cap Core ETF	10.0%
Timothy Plan International ETF	9.3%
Timothy Plan High Yield Bond Fund - Class A	8.7%
Timothy Plan High Dividend Stock ETF	7.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	42.0%
Money Market Funds	1.2%
Open End Funds	56.8%

C000126999
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	TIICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[3]
AssetsNet	$ 34,708,960
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 26,434
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$34,708,960
Number of Portfolio Holdings	8
Advisory Fee	$26,434
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	36.9%
Timothy Plan US Large/Mid Cap Core ETF	15.2%
Timothy Plan International Fund - Class A	11.3%
Timothy Plan US Small Cap Core ETF	10.0%
Timothy Plan International ETF	9.3%
Timothy Plan High Yield Bond Fund - Class A	8.7%
Timothy Plan High Dividend Stock ETF	7.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	42.0%
Money Market Funds	1.2%
Open End Funds	56.8%

C000080683
Shareholder Report [Line Items]
Class Name	Class A
Trading Symbol	TPDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.25%	[4]
AssetsNet	$ 105,558,806
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 262,508
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$105,558,806
Number of Portfolio Holdings	205
Advisory Fee (net of waivers)	$262,508
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
GOLD BARS	27.2%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/31	6.4%
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	3.0%
United States Treasury Inflation Indexed Bonds, 0.125%, 02/15/51	2.8%
Equinix, Inc.	2.6%
Prologis, Inc.	2.2%
Sprott Physical Silver Trust	2.2%
Ventas, Inc.	1.8%
United States Treasury Inflation Indexed Bonds, 1.875%, 07/15/35	1.6%
United States Treasury Inflation Indexed Bonds, 0.500%, 01/15/28	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	2.2%
Common Stocks	46.9%
Money Market Funds	5.2%
Precious Metals - Physical Holding	27.2%
U.S. Government & Agencies	18.5%

C000080684
Shareholder Report [Line Items]
Class Name	Class C
Trading Symbol	TPDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.00%	[5]
AssetsNet	$ 105,558,806
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 262,508
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$105,558,806
Number of Portfolio Holdings	205
Advisory Fee (net of waivers)	$262,508
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
GOLD BARS	27.2%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/31	6.4%
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	3.0%
United States Treasury Inflation Indexed Bonds, 0.125%, 02/15/51	2.8%
Equinix, Inc.	2.6%
Prologis, Inc.	2.2%
Sprott Physical Silver Trust	2.2%
Ventas, Inc.	1.8%
United States Treasury Inflation Indexed Bonds, 1.875%, 07/15/35	1.6%
United States Treasury Inflation Indexed Bonds, 0.500%, 01/15/28	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	2.2%
Common Stocks	46.9%
Money Market Funds	5.2%
Precious Metals - Physical Holding	27.2%
U.S. Government & Agencies	18.5%

C000127002
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	TPDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[6]
AssetsNet	$ 105,558,806
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 262,508
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$105,558,806
Number of Portfolio Holdings	205
Advisory Fee (net of waivers)	$262,508
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
GOLD BARS	27.2%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/31	6.4%
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	3.0%
United States Treasury Inflation Indexed Bonds, 0.125%, 02/15/51	2.8%
Equinix, Inc.	2.6%
Prologis, Inc.	2.2%
Sprott Physical Silver Trust	2.2%
Ventas, Inc.	1.8%
United States Treasury Inflation Indexed Bonds, 1.875%, 07/15/35	1.6%
United States Treasury Inflation Indexed Bonds, 0.500%, 01/15/28	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	2.2%
Common Stocks	46.9%
Money Market Funds	5.2%
Precious Metals - Physical Holding	27.2%
U.S. Government & Agencies	18.5%

C000012336
Shareholder Report [Line Items]
Class Name	Class A
Trading Symbol	TFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%	[7]
AssetsNet	$ 106,656,289
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 219,387
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$106,656,289
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$219,387
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	6.9%
United States Treasury Note, 4.250%, 08/15/35	5.7%
United States Treasury Note, 4.500%, 02/15/44	2.6%
John Deere Owner Trust 2025, 4.230%, 09/17/29	2.2%
Province of Ontario Canada, 2.500%, 04/27/26	2.1%
CSX Corporation, 3.250%, 06/01/27	2.0%
American Electric Power Company, Inc., 3.200%, 11/13/27	2.0%
NiSource, Inc., 3.490%, 05/15/27	2.0%
Healthpeak Properties, Inc., 3.500%, 07/15/29	2.0%
Energy Transfer, L.P., 6.250%, 04/15/49	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	5.7%
Corporate Bonds	31.1%
Money Market Funds	1.5%
Non U.S. Government & Agencies	4.8%
U.S. Government & Agencies	56.9%

C000012338
Shareholder Report [Line Items]
Class Name	Class C
Trading Symbol	TFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.89%	[8]
AssetsNet	$ 106,656,289
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 219,387
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$106,656,289
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$219,387
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	6.9%
United States Treasury Note, 4.250%, 08/15/35	5.7%
United States Treasury Note, 4.500%, 02/15/44	2.6%
John Deere Owner Trust 2025, 4.230%, 09/17/29	2.2%
Province of Ontario Canada, 2.500%, 04/27/26	2.1%
CSX Corporation, 3.250%, 06/01/27	2.0%
American Electric Power Company, Inc., 3.200%, 11/13/27	2.0%
NiSource, Inc., 3.490%, 05/15/27	2.0%
Healthpeak Properties, Inc., 3.500%, 07/15/29	2.0%
Energy Transfer, L.P., 6.250%, 04/15/49	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	5.7%
Corporate Bonds	31.1%
Money Market Funds	1.5%
Non U.S. Government & Agencies	4.8%
U.S. Government & Agencies	56.9%

C000126995
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	TPFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[9]
AssetsNet	$ 106,656,289
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 219,387
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$106,656,289
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$219,387
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	6.9%
United States Treasury Note, 4.250%, 08/15/35	5.7%
United States Treasury Note, 4.500%, 02/15/44	2.6%
John Deere Owner Trust 2025, 4.230%, 09/17/29	2.2%
Province of Ontario Canada, 2.500%, 04/27/26	2.1%
CSX Corporation, 3.250%, 06/01/27	2.0%
American Electric Power Company, Inc., 3.200%, 11/13/27	2.0%
NiSource, Inc., 3.490%, 05/15/27	2.0%
Healthpeak Properties, Inc., 3.500%, 07/15/29	2.0%
Energy Transfer, L.P., 6.250%, 04/15/49	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	5.7%
Corporate Bonds	31.1%
Money Market Funds	1.5%
Non U.S. Government & Agencies	4.8%
U.S. Government & Agencies	56.9%

C000130991
Shareholder Report [Line Items]
Fund Name	Timothy Plan Growth & Income Fund
Class Name	Class A
Trading Symbol	TGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.51%	[10]
AssetsNet	$ 19,009,504
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 31,614
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$19,009,504
Number of Portfolio Holdings	102
Advisory Fee (net of waivers)	$31,614
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	55.5%
United States Treasury Note, 4.750%, 08/15/55	3.8%
United States Treasury Note, 4.250%, 08/15/35	2.9%
United States Treasury Note, 4.625%, 04/30/31	2.3%
United States Treasury Note, 4.500%, 02/15/44	1.6%
Israel Government International Bond, 5.500%, 03/12/34	1.1%
John Deere Owner Trust 2025, 4.230%, 09/17/29	1.0%
Fannie Mae Pool, 4.500%, 08/01/52	0.8%
Kubota Credit Owner Trust 2025-2, 4.420%, 09/17/29	0.7%
Province of Ontario Canada, 2.500%, 04/27/26	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	11.4%
Exchange-Traded Funds	55.6%
Money Market Funds	0.6%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	28.1%

C000130992
Shareholder Report [Line Items]
Fund Name	Timothy Plan Growth & Income Fund
Class Name	Class C
Trading Symbol	TGCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.26%	[11]
AssetsNet	$ 19,009,504
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 31,614
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$19,009,504
Number of Portfolio Holdings	102
Advisory Fee (net of waivers)	$31,614
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	55.5%
United States Treasury Note, 4.750%, 08/15/55	3.8%
United States Treasury Note, 4.250%, 08/15/35	2.9%
United States Treasury Note, 4.625%, 04/30/31	2.3%
United States Treasury Note, 4.500%, 02/15/44	1.6%
Israel Government International Bond, 5.500%, 03/12/34	1.1%
John Deere Owner Trust 2025, 4.230%, 09/17/29	1.0%
Fannie Mae Pool, 4.500%, 08/01/52	0.8%
Kubota Credit Owner Trust 2025-2, 4.420%, 09/17/29	0.7%
Province of Ontario Canada, 2.500%, 04/27/26	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	11.4%
Exchange-Traded Funds	55.6%
Money Market Funds	0.6%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	28.1%

C000130993
Shareholder Report [Line Items]
Fund Name	Timothy Plan Growth & Income Fund
Class Name	Class I
Trading Symbol	TIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%	[12]
AssetsNet	$ 19,009,504
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 31,614
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$19,009,504
Number of Portfolio Holdings	102
Advisory Fee (net of waivers)	$31,614
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	55.5%
United States Treasury Note, 4.750%, 08/15/55	3.8%
United States Treasury Note, 4.250%, 08/15/35	2.9%
United States Treasury Note, 4.625%, 04/30/31	2.3%
United States Treasury Note, 4.500%, 02/15/44	1.6%
Israel Government International Bond, 5.500%, 03/12/34	1.1%
John Deere Owner Trust 2025, 4.230%, 09/17/29	1.0%
Fannie Mae Pool, 4.500%, 08/01/52	0.8%
Kubota Credit Owner Trust 2025-2, 4.420%, 09/17/29	0.7%
Province of Ontario Canada, 2.500%, 04/27/26	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	11.4%
Exchange-Traded Funds	55.6%
Money Market Funds	0.6%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	28.1%

C000049122
Shareholder Report [Line Items]
Class Name	Class A
Trading Symbol	TPHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[13]
AssetsNet	$ 215,181,159
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 588,820
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$215,181,159
Number of Portfolio Holdings	131
Advisory Fee (net of waivers)	$588,820
Portfolio Turnover	20%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Aptiv plc / Aptiv Global Financing DAC	2.6%
Upbound Group, Inc. 144A	2.6%
Mativ Holdings, Inc. 144A	2.2%
PROG Holdings, Inc. 144A	2.1%
National Mentor Holdings, Inc. 144A	2.0%
Arbor Realty SR, Inc. 144A	1.9%
Rithm Capital Corporation 144A	1.8%
Energizer Holdings, Inc. 144A	1.9%
HAH Group Holding Company, LLC 144A	1.8%
B&G Foods, Inc. 144A	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	98.3%
Money Market Funds	1.7%

C000065171
Shareholder Report [Line Items]
Class Name	Class C
Trading Symbol	TPHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.93%	[14]
AssetsNet	$ 215,181,159
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 588,820
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$215,181,159
Number of Portfolio Holdings	131
Advisory Fee (net of waivers)	$588,820
Portfolio Turnover	20%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Aptiv plc / Aptiv Global Financing DAC	2.6%
Upbound Group, Inc. 144A	2.6%
Mativ Holdings, Inc. 144A	2.2%
PROG Holdings, Inc. 144A	2.1%
National Mentor Holdings, Inc. 144A	2.0%
Arbor Realty SR, Inc. 144A	1.9%
Rithm Capital Corporation 144A	1.8%
Energizer Holdings, Inc. 144A	1.9%
HAH Group Holding Company, LLC 144A	1.8%
B&G Foods, Inc. 144A	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	98.3%
Money Market Funds	1.7%

C000127001
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	TPHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[15]
AssetsNet	$ 215,181,159
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 588,820
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$215,181,159
Number of Portfolio Holdings	131
Advisory Fee (net of waivers)	$588,820
Portfolio Turnover	20%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Aptiv plc / Aptiv Global Financing DAC	2.6%
Upbound Group, Inc. 144A	2.6%
Mativ Holdings, Inc. 144A	2.2%
PROG Holdings, Inc. 144A	2.1%
National Mentor Holdings, Inc. 144A	2.0%
Arbor Realty SR, Inc. 144A	1.9%
Rithm Capital Corporation 144A	1.8%
Energizer Holdings, Inc. 144A	1.9%
HAH Group Holding Company, LLC 144A	1.8%
B&G Foods, Inc. 144A	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	98.3%
Money Market Funds	1.7%

C000049121
Shareholder Report [Line Items]
Fund Name	Timothy Plan International Fund
Class Name	Class A
Trading Symbol	TPIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%	[16]
AssetsNet	$ 199,312,373
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 933,646
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$199,312,373
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$933,646
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.4%
ABB Ltd. - ADR	3.4%
Safran S.A. - ADR	3.4%
UniCredit SpA - ADR	3.2%
Canadian Natural Resources Ltd.	3.0%
KBC Group N.V. - ADR	3.0%
CRH plc	2.9%
Hoya Corporation - ADR	2.9%
Sumitomo Mitsui Financial Group, Inc. - ADR	2.9%
ASM International N.V. - ADR	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.5%
Money Market Funds	2.5%

C000065170
Shareholder Report [Line Items]
Fund Name	Timothy Plan International Fund
Class Name	Class C
Trading Symbol	TPICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.25%	[17]
AssetsNet	$ 199,312,373
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 933,646
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$199,312,373
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$933,646
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.4%
ABB Ltd. - ADR	3.4%
Safran S.A. - ADR	3.4%
UniCredit SpA - ADR	3.2%
Canadian Natural Resources Ltd.	3.0%
KBC Group N.V. - ADR	3.0%
CRH plc	2.9%
Hoya Corporation - ADR	2.9%
Sumitomo Mitsui Financial Group, Inc. - ADR	2.9%
ASM International N.V. - ADR	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.5%
Money Market Funds	2.5%

C000127000
Shareholder Report [Line Items]
Fund Name	Timothy Plan International Fund
Class Name	Class I
Trading Symbol	TPIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[18]
AssetsNet	$ 199,312,373
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 933,646
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$199,312,373
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$933,646
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.4%
ABB Ltd. - ADR	3.4%
Safran S.A. - ADR	3.4%
UniCredit SpA - ADR	3.2%
Canadian Natural Resources Ltd.	3.0%
KBC Group N.V. - ADR	3.0%
CRH plc	2.9%
Hoya Corporation - ADR	2.9%
Sumitomo Mitsui Financial Group, Inc. - ADR	2.9%
ASM International N.V. - ADR	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.5%
Money Market Funds	2.5%

C000104306
Shareholder Report [Line Items]
Class Name	Class A
Trading Symbol	TPAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.60%	[19]
AssetsNet	$ 189,283,619
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 884,004
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$189,283,619
Number of Portfolio Holdings	50
Advisory Fee	$884,004
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Tel Aviv Stock Exchange Ltd.	8.5%
Elbit Systems Ltd.	7.7%
Bank Leumi Le-Israel BM	5.6%
Tower Semiconductor Ltd.	5.6%
Phoenix Financial Ltd.	5.6%
Nova Ltd.	4.8%
Mizrahi Tefahot Bank Ltd.	3.6%
Next Vision Stabilized Systems Ltd.	3.1%
Azrieli Group Ltd.	3.1%
Israel Discount Bank Ltd. - Class A	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.6%
Money Market Funds	4.0%
Partnership Shares	1.4%

C000104307
Shareholder Report [Line Items]
Class Name	Class C
Trading Symbol	TPCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	2.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.35%	[20]
AssetsNet	$ 189,283,619
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 884,004
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$189,283,619
Number of Portfolio Holdings	50
Advisory Fee	$884,004
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Tel Aviv Stock Exchange Ltd.	8.5%
Elbit Systems Ltd.	7.7%
Bank Leumi Le-Israel BM	5.6%
Tower Semiconductor Ltd.	5.6%
Phoenix Financial Ltd.	5.6%
Nova Ltd.	4.8%
Mizrahi Tefahot Bank Ltd.	3.6%
Next Vision Stabilized Systems Ltd.	3.1%
Azrieli Group Ltd.	3.1%
Israel Discount Bank Ltd. - Class A	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.6%
Money Market Funds	4.0%
Partnership Shares	1.4%

C000127003
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	TICIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.35%	[21]
AssetsNet	$ 189,283,619
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 884,004
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$189,283,619
Number of Portfolio Holdings	50
Advisory Fee	$884,004
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Tel Aviv Stock Exchange Ltd.	8.5%
Elbit Systems Ltd.	7.7%
Bank Leumi Le-Israel BM	5.6%
Tower Semiconductor Ltd.	5.6%
Phoenix Financial Ltd.	5.6%
Nova Ltd.	4.8%
Mizrahi Tefahot Bank Ltd.	3.6%
Next Vision Stabilized Systems Ltd.	3.1%
Azrieli Group Ltd.	3.1%
Israel Discount Bank Ltd. - Class A	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.6%
Money Market Funds	4.0%
Partnership Shares	1.4%

C000012342
Shareholder Report [Line Items]
Class Name	Class A
Trading Symbol	TLGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%	[22]
AssetsNet	$ 265,350,329
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 974,510
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$265,350,329
Number of Portfolio Holdings	57
Advisory Fee (net of waivers)	$974,510
Portfolio Turnover	26%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	10.0%
Broadcom, Inc.	7.4%
Costco Wholesale Corporation	5.4%
KLA Corporation	5.1%
Analog Devices, Inc.	4.5%
Caterpillar, Inc.	3.7%
Arista Networks, Inc.	3.1%
Amphenol Corporation - Class A	3.0%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2.9%
Linde plc	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.3%
Exchange-Traded Funds	10.0%
Money Market Funds	4.7%

C000012344
Shareholder Report [Line Items]
Class Name	Class C
Trading Symbol	TLGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.10%	[23]
AssetsNet	$ 265,350,329
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 974,510
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$265,350,329
Number of Portfolio Holdings	57
Advisory Fee (net of waivers)	$974,510
Portfolio Turnover	26%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	10.0%
Broadcom, Inc.	7.4%
Costco Wholesale Corporation	5.4%
KLA Corporation	5.1%
Analog Devices, Inc.	4.5%
Caterpillar, Inc.	3.7%
Arista Networks, Inc.	3.1%
Amphenol Corporation - Class A	3.0%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2.9%
Linde plc	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.3%
Exchange-Traded Funds	10.0%
Money Market Funds	4.7%

C000126997
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	TPLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[24]
AssetsNet	$ 265,350,329
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 974,510
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$265,350,329
Number of Portfolio Holdings	57
Advisory Fee (net of waivers)	$974,510
Portfolio Turnover	26%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	10.0%
Broadcom, Inc.	7.4%
Costco Wholesale Corporation	5.4%
KLA Corporation	5.1%
Analog Devices, Inc.	4.5%
Caterpillar, Inc.	3.7%
Arista Networks, Inc.	3.1%
Amphenol Corporation - Class A	3.0%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2.9%
Linde plc	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.3%
Exchange-Traded Funds	10.0%
Money Market Funds	4.7%

C000012333
Shareholder Report [Line Items]
Class Name	Class A
Trading Symbol	TLVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%	[25]
AssetsNet	$ 314,090,849
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 935,253
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$314,090,849
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$935,253
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	11.3%
Timothy Plan US Large/Mid Cap Core ETF	9.1%
Littelfuse, Inc.	2.9%
NextEra Energy, Inc.	2.8%
Hubbell, Inc.	2.8%
EOG Resources, Inc.	2.6%
ConocoPhillips	2.4%
Qnity Electronics, Inc.	2.3%
CSX Corporation	2.3%
Deere & Company	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	73.5%
Exchange-Traded Funds	20.4%
Money Market Funds	6.1%

C000012335
Shareholder Report [Line Items]
Class Name	Class C
Trading Symbol	TLVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.97%	[26]
AssetsNet	$ 314,090,849
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 935,253
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$314,090,849
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$935,253
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	11.3%
Timothy Plan US Large/Mid Cap Core ETF	9.1%
Littelfuse, Inc.	2.9%
NextEra Energy, Inc.	2.8%
Hubbell, Inc.	2.8%
EOG Resources, Inc.	2.6%
ConocoPhillips	2.4%
Qnity Electronics, Inc.	2.3%
CSX Corporation	2.3%
Deere & Company	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	73.5%
Exchange-Traded Funds	20.4%
Money Market Funds	6.1%

C000126994
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	TMVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[27]
AssetsNet	$ 314,090,849
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 935,253
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$314,090,849
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$935,253
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	11.3%
Timothy Plan US Large/Mid Cap Core ETF	9.1%
Littelfuse, Inc.	2.9%
NextEra Energy, Inc.	2.8%
Hubbell, Inc.	2.8%
EOG Resources, Inc.	2.6%
ConocoPhillips	2.4%
Qnity Electronics, Inc.	2.3%
CSX Corporation	2.3%
Deere & Company	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	73.5%
Exchange-Traded Funds	20.4%
Money Market Funds	6.1%

C000012330
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small Cap Value Fund
Class Name	Class A
Trading Symbol	TPLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%	[28]
AssetsNet	$ 164,516,869
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 569,788
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$164,516,869
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$569,788
Portfolio Turnover	29%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	15.0%
Everus Construction Group, Inc.	1.9%
Standex International Corporation	1.8%
Blue Bird Corporation	1.8%
Veeco Instruments, Inc.	1.8%
National Bank Holdings Corporation - Class A	1.8%
Avista Corporation	1.7%
Renasant Corporation	1.7%
Nicolet Bankshares, Inc.	1.7%
MDU Resources Group, Inc.	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	83.4%
Exchange-Traded Funds	14.9%
Money Market Funds	1.7%

C000012332
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small Cap Value Fund
Class Name	Class C
Trading Symbol	TSVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	2.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.09%	[29]
AssetsNet	$ 164,516,869
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 569,788
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$164,516,869
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$569,788
Portfolio Turnover	29%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	15.0%
Everus Construction Group, Inc.	1.9%
Standex International Corporation	1.8%
Blue Bird Corporation	1.8%
Veeco Instruments, Inc.	1.8%
National Bank Holdings Corporation - Class A	1.8%
Avista Corporation	1.7%
Renasant Corporation	1.7%
Nicolet Bankshares, Inc.	1.7%
MDU Resources Group, Inc.	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	83.4%
Exchange-Traded Funds	14.9%
Money Market Funds	1.7%

C000126993
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small Cap Value Fund
Class Name	Class I
Trading Symbol	TPVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[30]
AssetsNet	$ 164,516,869
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 569,788
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$164,516,869
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$569,788
Portfolio Turnover	29%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	15.0%
Everus Construction Group, Inc.	1.9%
Standex International Corporation	1.8%
Blue Bird Corporation	1.8%
Veeco Instruments, Inc.	1.8%
National Bank Holdings Corporation - Class A	1.8%
Avista Corporation	1.7%
Renasant Corporation	1.7%
Nicolet Bankshares, Inc.	1.7%
MDU Resources Group, Inc.	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	83.4%
Exchange-Traded Funds	14.9%
Money Market Funds	1.7%

C000012339
Shareholder Report [Line Items]
Class Name	Class A
Trading Symbol	TAAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.49%	[31]
AssetsNet	$ 116,895,382
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 381,043
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$116,895,382
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$381,043
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
FTAI Aviation Ltd.	4.2%
Comfort Systems USA, Inc.	3.9%
Ross Stores, Inc.	3.8%
Howmet Aerospace, Inc.	3.7%
Quanta Services, Inc.	3.2%
MasTec, Inc.	3.0%
Cheniere Energy, Inc.	3.0%
Seagate Technology Holdings plc	2.9%
Monolithic Power Systems, Inc.	2.8%
Teradyne, Inc.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	91.8%
Money Market Funds	8.2%

C000012341
Shareholder Report [Line Items]
Class Name	Class C
Trading Symbol	TCAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.24%	[32]
AssetsNet	$ 116,895,382
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 381,043
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$116,895,382
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$381,043
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
FTAI Aviation Ltd.	4.2%
Comfort Systems USA, Inc.	3.9%
Ross Stores, Inc.	3.8%
Howmet Aerospace, Inc.	3.7%
Quanta Services, Inc.	3.2%
MasTec, Inc.	3.0%
Cheniere Energy, Inc.	3.0%
Seagate Technology Holdings plc	2.9%
Monolithic Power Systems, Inc.	2.8%
Teradyne, Inc.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	91.8%
Money Market Funds	8.2%

C000126996
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	TIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%	[33]
AssetsNet	$ 116,895,382
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 381,043
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$116,895,382
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$381,043
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
FTAI Aviation Ltd.	4.2%
Comfort Systems USA, Inc.	3.9%
Ross Stores, Inc.	3.8%
Howmet Aerospace, Inc.	3.7%
Quanta Services, Inc.	3.2%
MasTec, Inc.	3.0%
Cheniere Energy, Inc.	3.0%
Seagate Technology Holdings plc	2.9%
Monolithic Power Systems, Inc.	2.8%
Teradyne, Inc.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	91.8%
Money Market Funds	8.2%

C000012345
Shareholder Report [Line Items]
Class Name	Class A
Trading Symbol	TSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[34]
AssetsNet	$ 33,996,344
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 25,795
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$33,996,344
Number of Portfolio Holdings	8
Advisory Fee	$25,795
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	18.1%
Timothy Plan Fixed Income Fund - Class A	18.1%
Timothy Plan International ETF	15.6%
Timothy Plan International Fund - Class A	15.4%
Timothy Plan US Small Cap Core ETF	11.4%
Timothy Plan High Dividend Stock ETF	10.5%
Timothy Plan High Yield Bond Fund - Class A	9.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.5%
Money Market Funds	1.7%
Open End Funds	42.8%

C000012347
Shareholder Report [Line Items]
Class Name	Class C
Trading Symbol	TSGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%	[35]
AssetsNet	$ 33,996,344
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 25,795
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$33,996,344
Number of Portfolio Holdings	8
Advisory Fee	$25,795
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	18.1%
Timothy Plan Fixed Income Fund - Class A	18.1%
Timothy Plan International ETF	15.6%
Timothy Plan International Fund - Class A	15.4%
Timothy Plan US Small Cap Core ETF	11.4%
Timothy Plan High Dividend Stock ETF	10.5%
Timothy Plan High Yield Bond Fund - Class A	9.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.5%
Money Market Funds	1.7%
Open End Funds	42.8%

C000126998
Shareholder Report [Line Items]
Class Name	Class I
Trading Symbol	TISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[36]
AssetsNet	$ 33,996,344
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 25,795
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$33,996,344
Number of Portfolio Holdings	8
Advisory Fee	$25,795
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	18.1%
Timothy Plan Fixed Income Fund - Class A	18.1%
Timothy Plan International ETF	15.6%
Timothy Plan International Fund - Class A	15.4%
Timothy Plan US Small Cap Core ETF	11.4%
Timothy Plan High Dividend Stock ETF	10.5%
Timothy Plan High Yield Bond Fund - Class A	9.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.5%
Money Market Funds	1.7%
Open End Funds	42.8%

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